Fees Summary	Feb. 11, 2026 shares
Fees Summary [Line Items]
Narrative Disclosure	* Calculated in accordance with Rule 457(c), based on the average of the high and low prices reported on the consolidated reporting system on February 10, 2026.
Narrative - Max Aggregate Offering Amount	1,640,000
Final Prospectus	true